Investment in Cauchari-Olaroz Project - Additional Information (Details) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 27, 2025	Nov. 30, 2024	Apr. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Borrowings interest rate				1.75%
Assigned loans receivable to company from restructuring	$ 101,979,000
Share of profit (loss) of associates accounted for using equity method				$ (39,766,000)	$ (28,232,000)	$ 16,211,000
Share of income (loss) of Cauchari-Olaroz Project				0	0	$ (677,000)
Investment in Cauchari-Olaroz Project				$ 93,352,000	$ 32,919,000
Bottom of Range | Shareholder Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share in construction costs pro rata basis				49.00%
Top of Range | Shareholder Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share in construction costs pro rata basis					51.00%
JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			4.20%
Discount rate assumed				1000.00%
Share of Equity financing reimburse of construction project in prior years			$ 23,496,000
Reimbursement of ownership interest amount receivable	8,271,000
Agreement description			This reimbursement obligation is measured at the initial transaction date and will be settled through the assignment of one-third of dividends otherwise payable to JEMSE in future periods
Additional accounts receivable at fair value	2,789,000			$ 2,789,000
Fair value of the long-term receivable				8,077,000	$ 7,935,000
Loss on reimbursement of ownership interest amount	(5,879,000)
Share of profit (loss) of associates accounted for using equity method				(3,382,000)
Reduction in investments	8,668,000
Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Contribution To Investment Accounted For Using Equity Method				99,422,000	1,570,000
Unrecognized income to the investment				(26,043,000)
Loss equal to the carrying value of the investment				39,766,000
Share of income (loss) of Cauchari-Olaroz Project				$ (13,724,000)	(17,374,000)
Unrecognized shares losses					26,043,000
Ganfeng | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Reimbursement of ownership interest amount receivable	8,609,000
Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation				44.80%
Percentage of Fact and Basis for Preparation of Financial Information When not Going Concern basis				100.00%
Third party loan				$ 292,690,000	210,400,000
Cash and cash equivalents and short-term investments				86,882,000	$ 11,190,000
Secured loans, current				10,000,000
Unsecured loans, current				$ 9,300,000
Unsecured bonds issued		$ 50,000,000
Borrowings interest rate		8.00%
Assigned loans receivable from restructuring	208,121,000
Percentage of share production basis				49.00%
Gains (losses) on change in fair value of derivatives				$ 89,949
Elimination of capitalized intercompany interest				(133,512,000)
Investment in Cauchari-Olaroz Project				$ 60,883
Minera Exar S.A. | Tranche One
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Unsecured bonds issued		$ 25,000,000
Borrowings, maturity		May 11, 2027
Minera Exar S.A. | Tranche Two
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Unsecured bonds issued		$ 25,000,000
Borrowings, maturity		November 11, 2027
Minera Exar S.A. | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			8.50%
Minera Exar S.A. | Equity Accounting Investments | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation				8.50%
Minera Exar S.A. | Ganfeng
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation				46.70%
Ownership interest in joint operation					49.00%
Borrowings, maturity				The loan is secured by a standby letter of credit provided by Ganfeng. As the standby letter of credit was issued for a standard one-year term, the loan was initially structured with a one-year maturity to align with the term of the standby letter. Upon extension of the related standby letter of credit, the loan will automatically roll over for the remainder of the three-year term. Included within these loans is $120,000 in bank debt facilities closed in the second quarter of 2025 and fully drawn in the third quarter of 2025 to refinance maturing short-term loans and for other purposes. These loans were priced at an approximately SOFR plus 2.5%, including fees. A portion of these debt proceeds remained in Exar’s cash balance as of December 31, 2025;
Extended debt maturity period				3 years
Loans with extension maturity				$ 100,000
Non-interest bearing loan					$ 107,800,000
Minera Exar S.A. | Ganfeng | Loan Secured By Letter Of Credit [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Secured loans, noncurrent				$ 220,000,000			$ 120,000,000
Minera Exar S.A. | Ganfeng | JEMSE Arrangement
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			4.30%
Minera Exar S.A. | Ganfeng | SOFR
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Interest rate				2.50%
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of Fact and Basis for Preparation of Financial Information When not Going Concern basis				100.00%
Cancelled loans owed by third parties	$ 99,422,000
Investment in Cauchari-Olaroz Project				$ 32,470
Other receivables				$ 26,789,000	$ 32,122,000
Exar Capital B.V. | Bottom of Range
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Interest rate				8.12%
Exar Capital B.V. | Top of Range
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Interest rate				8.95%
Exar Capital B.V. | Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation				49.00%
Exar Capital B.V. | Ganfeng | Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation				51.00%